Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and marketable securities held in Trust Account	$ 168,384,949	$ 173,994,583
Recurring Basis | Level 1
Assets:
Cash and marketable securities held in Trust Account	$ 168,384,949	$ 173,994,583